Schedule of Investments (unaudited) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 2.28%, 10/21/28(a)(b)	$500	$497,502
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.63%, 01/17/31	360	358,087
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.80%), 1.93%, 01/17/31	2,400	2,383,829
American Airlines Group, Inc., 5.18%, 08/15/23(c)	1,329	1,330,249
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.27%, 10/13/30	1,000	999,511
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 1.98%, 01/28/31	1,000	995,201
Series 2014-3RA, Class D, (3 mo. LIBOR US + 2.60%), 2.73%, 01/28/31	1,000	974,117
Apidos CLO XV, Series 2013-15A, Class DRR, (3 mo. LIBOR US + 2.70%), 2.83%, 04/20/31(a)(b)	1,000	988,958
Apidos CLO XX, Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.08%, 07/16/31(a)(b)	1,000	1,000,073
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (3 mo. LIBOR US + 3.00%), 3.14%, 07/22/30(a)(b)	1,000	1,000,052
ARES XLVII CLO Ltd., Series 2018-47A, Class D, (3 mo. LIBOR US + 2.70%), 2.83%, 04/15/30(a)(b)	1,500	1,483,286
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/30(a)(b)	500	498,571
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3 mo. LIBOR US + 1.50%), 1.62%, 10/15/30	1,000	997,622
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.80%), 1.92%, 10/15/30	1,750	1,745,362
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3 mo. LIBOR US + 1.18%), 1.31%, 10/24/31(a)(b)	400	399,865
Atrium XV, Series 15A, Class C, (3 mo. LIBOR US + 2.20%), 2.34%, 01/23/31(a)(b)	250	250,044
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.13%, 10/15/30(a)(b)	1,000	997,508
Canyon CLO Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.50%), 2.63%, 01/15/34(a)(b)	500	500,643
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.02%, 07/16/31(a)(b)	500	499,500
Cent CLO Ltd., Series C17A, Class BR, (3 mo. LIBOR US + 1.85%), 1.98%, 04/30/31(a)(b)	1,000	997,491
CIFC Funding II Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.95%), 2.08%, 10/18/30	1,000	997,563
Series 2013-2A, Class B1LR, (3 mo. LIBOR US + 3.05%), 3.18%, 10/18/30	1,000	1,000,209
CIFC Funding Ltd.(a)(b)
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.78%, 10/17/30	600	600,000
Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 10/17/30	400	400,043
Series 2018-1A, Class C, (3 mo. LIBOR US + 1.75%), 1.88%, 04/18/31	1,000	997,501
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 04/18/31	1,200	1,194,021

Security	Par (000)	Value

Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-7A, Class C, (3 mo. LIBOR US + 1.90%), 2.03%, 07/15/30(a)(b)	$1,500	$1,464,055
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3 mo. LIBOR US + 2.60%), 2.73%, 04/20/31(a)(b)	1,000	1,000,002
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.50%), 2.62%, 04/15/31(a)(b)	1,000	988,173
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3 mo. LIBOR US + 1.85%), 1.98%, 07/18/31	1,250	1,248,033
Series 4A-2014, Class A2R, (3 mo. LIBOR US + 1.50%), 1.63%, 01/28/30	650	647,566
Series 6A-2015, Class BR, (3 mo. LIBOR US + 1.75%), 1.87%, 02/05/31	1,500	1,490,629
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 01/17/30(a)(b)	1,000	997,443
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.03%, 04/19/30(a)(b)	1,000	996,202
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 04/20/30	1,000	999,455
Series 2018-27A, Class C, (3 mo. LIBOR US + 2.60%), 2.73%, 04/20/30	1,000	978,320
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3 mo. LIBOR US + 1.50%), 1.63%, 12/18/30(a)(b)	1,000	997,655
MP CLO III Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.13%, 10/20/30(a)(b)	1,000	990,010
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.13%, 10/21/30(a)(b)	2,700	2,700,399
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 10/17/30	400	399,999
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 2.33%, 10/17/30	1,000	1,000,095
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class CR, (3 mo. LIBOR US + 2.15%), 2.28%, 10/17/27(a)(b)	500	500,035
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.30%, 10/18/30	2,000	2,000,027
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.63%, 10/18/30	1,000	999,593
Series 2017-26A, Class C, (3 mo. LIBOR US + 1.75%), 1.88%, 10/18/30	1,500	1,496,256
Series 2018-27A, Class D, (3 mo. LIBOR US + 2.60%), 2.72%, 01/15/30	1,000	1,000,004
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.15%), 2.28%, 10/17/30	500	500,091
Series 2015-10A, Class CR, (3 mo. LIBOR US + 2.60%), 2.73%, 10/26/27	600	599,994
Series 2016-11A, Class BR, (3 mo. LIBOR US + 2.45%), 2.58%, 10/26/30	1,500	1,501,090
Series 2016-12A, Class BR, (3 mo. LIBOR US + 2.20%), 2.33%, 10/18/28	1,000	1,000,267
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.08%, 11/20/30	1,000	997,375

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 2.97%, 07/15/30(a)(b)	$500	$495,508
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.40%), 1.53%, 01/20/30(a)(b)	1,000	997,533
Octagon Investment Partners Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.75%), 2.88%, 01/20/31(a)(b)	1,000	991,802
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3 mo. LIBOR US + 1.40%), 1.53%, 01/25/31	1,000	997,523
Series 2013-1A, Class CR2, (3 mo. LIBOR US + 1.70%), 1.83%, 01/25/31	1,000	994,671
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class CRR, (3 mo. LIBOR US + 1.90%), 2.04%, 01/22/30(a)(b)	900	897,724
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3 mo. LIBOR US + 2.90%), 3.04%, 07/23/30(a)(b)	600	593,971
OHA Loan Funding Ltd., Series 2015-1A, Class DR2, (3 mo. LIBOR US + 4.00%), 4.12%, 11/15/32(a)(b)	1,000	1,001,280
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.03%, 01/20/31(a)(b)	1,800	1,800,890
Palmer Square CLO Ltd.(a)(b)
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.58%, 04/18/31	1,500	1,500,046
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 3.87%, 11/14/32	1,000	1,001,084
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.85%), 3.97%, 05/15/32(a)(b)	1,500	1,500,645
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.17%, 06/20/34(a)(b)	500	501,263
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.70%), 2.83%, 01/15/33	1,000	1,002,113
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 4.03%, 01/15/33	1,000	1,004,945
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30	2,000	2,000,001
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 10/20/30	1,000	988,157
RR Ltd., Series 2018-5A, Class C, (3 mo. LIBOR US + 3.10%), 3.23%, 10/15/31(a)(b)	650	650,053
Sound Point Clo XXI Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.18%), 1.31%, 10/26/31(a)(b)	1,400	1,399,511
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.73%, 01/15/30(a)(b)	1,500	1,485,030
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.28%, 01/16/31(a)(b)	2,500	2,499,280
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.27%, 01/20/31(a)(b)	1,000	1,001,788

Security	Par (000)	Value

Asset-Backed Securities (continued)
York CLO Ltd.(a)(b)
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.12%), 1.26%, 10/22/29	$2,000	$2,000,856
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 1.99%, 01/22/31	1,500	1,498,854
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.60%), 2.74%, 01/22/31	1,800	1,768,543

Total Asset-Backed Securities — 5.7% (Cost: $81,992,542)		82,152,647

	Shares

Common Stocks

Oil, Gas & Consumable Fuels — 0.1%
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $142,030)(d)	11,417	644,490
SM Energy Co.	20,390	537,888

		1,182,378

Total Common Stocks — 0.1% (Cost: $229,580)		1,182,378

	Par (000)

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 5.40%, 10/01/48	$2,215	2,981,864

Aerospace & Defense — 4.0%
Boeing Co., 5.15%, 05/01/30(e)	6,775	7,951,750
Bombardier, Inc.(b)
7.50%, 12/01/24	442	459,680
7.50%, 03/15/25	114	116,419
7.13%, 06/15/26	1,322	1,388,100
7.88%, 04/15/27(f)	825	855,298
6.00%, 02/15/28	726	734,167
7.45%, 05/01/34	137	160,119
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(b)	516	531,480
General Dynamics Corp., 4.25%, 04/01/50	1,260	1,592,943
General Electric Co., 3.63%, 05/01/30	2,340	2,600,202
Howmet Aerospace, Inc., 5.13%, 10/01/24	45	49,626
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	1,010	1,046,612
Lockheed Martin Corp., 2.80%, 06/15/50	1,965	1,942,727
Moog, Inc., 4.25%, 12/15/27(b)	320	328,800
Northrop Grumman Corp.
4.03%, 10/15/47	2,400	2,809,732
5.25%, 05/01/50	3,050	4,277,108
Raytheon Technologies Corp.
4.63%, 11/16/48	2,805	3,558,658
3.13%, 07/01/50(f)	3,545	3,581,980
Rolls-Royce PLC, 5.75%, 10/15/27(b)	1,533	1,693,965

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25(b)	$1,596	$1,701,735
6.25%, 03/15/26(b)(f)	15,876	16,550,730
6.38%, 06/15/26	16	16,507
7.50%, 03/15/27	432	452,520
4.63%, 01/15/29	516	515,100
4.88%, 05/01/29	622	623,157
Triumph Group, Inc., 8.88%, 06/01/24(b)	1,706	1,876,600

		57,415,715

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(b)	868	875,855
American Airlines Group, Inc., 5.18%, 10/15/23(a)(c)	1,584	1,566,542
American Airlines, Inc., 11.75%, 07/15/25(b)	775	959,062
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26	1,036	1,089,424
5.75%, 04/20/29	1,943	2,093,769
British Airways Pass Through Trust, Series 2020-1, Class A, 4.25%, 11/15/32(b)	1,891	2,038,292
Delta Air Lines, Inc., 7.00%, 05/01/25(b)	102	118,958
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	531	555,559
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,128	2,314,030
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)	1,888	1,767,180
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27(e)	6,297	7,046,194
Series B, 4.75%, 04/11/22(f)	1,915	1,936,058
United Airlines, Inc.(b)
4.38%, 04/15/26	1,022	1,048,827
4.63%, 04/15/29	863	891,867

		24,301,617

Auto Components — 1.2%
BorgWarner, Inc., 2.65%, 07/01/27	2,710	2,856,232
Clarios Global LP, 6.75%, 05/15/25(b)	497	524,335
Clarios Global LP/Clarios US Finance Co.(b)
6.25%, 05/15/26(f)	4,801	5,044,170
8.50%, 05/15/27(e)	6,531	6,947,351
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(b)(g)	227	227,000
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(b)	270	286,538
5.25%, 07/15/31(b)	524	558,060
5.63%, 04/30/33	663	722,670

		17,166,356

Automobiles — 2.3%
Allison Transmission, Inc.(b)
5.88%, 06/01/29	855	930,283
3.75%, 01/30/31	723	703,117
Asbury Automotive Group, Inc.
4.50%, 03/01/28	197	202,171
4.75%, 03/01/30	191	199,356
Carvana Co.(b)
5.50%, 04/15/27	602	614,461
4.88%, 09/01/29	461	456,526
Ford Motor Co., 7.45%, 07/16/31(f)	3,660	4,775,751
Ford Motor Credit Co. LLC
4.69%, 06/09/25	200	214,000
5.13%, 06/16/25	1,070	1,162,287
3.38%, 11/13/25	207	212,693

Security	Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
2.70%, 08/10/26	$613	$614,226
2.90%, 02/16/28	627	626,216
4.00%, 11/13/30	200	208,000
General Motors Co.
4.88%, 10/02/23	1,875	2,026,605
6.25%, 10/02/43	940	1,266,131
5.95%, 04/01/49(f)	3,455	4,553,411
General Motors Financial Co., Inc.
4.25%, 05/15/23	931	983,547
2.75%, 06/20/25(f)	4,235	4,427,695
Group 1 Automotive, Inc., 4.00%, 08/15/28(b)	78	79,365
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	456	467,888
Lithia Motors, Inc., 3.88%, 06/01/29(b)	269	279,211
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)(f)	7,125	8,013,497
Penske Automotive Group, Inc.
3.50%, 09/01/25	441	453,679
3.75%, 06/15/29	141	141,794
TML Holdings Pte Ltd., 4.35%, 06/09/26(h)	200	201,250

		33,813,160

Banks — 3.1%
Australia & New Zealand Banking Group Ltd., (5 year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(f)	5,445	5,285,866
Bangkok Bank PCL
(5 year CMT + 1.90%), 3.73%, 09/25/34(a)(h)	200	203,345
(5 year CMT + 4.73%), 5.00%(i)	222	230,852
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(h)	200	204,522
Bank of Communications Co. Ltd., (5 year CMT + 3.35%), 3.80%(a)(h)(i)	252	260,883
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(h)(i)	250	261,250
Credit Suisse AG, 6.50%, 08/08/23(b)(f)	6,000	6,565,800
Fifth Third Bancorp, Series H, (3 mo. LIBOR US + 3.03%), 5.10%(a)(i)	5,000	5,147,500
Intesa Sanpaolo SpA(b)
5.71%, 01/15/26(f)	9,840	11,039,348
4.95%, 06/01/42	3,045	3,155,687
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(h)	200	201,475
Santander Holdings USA, Inc., 4.40%, 07/13/27	830	932,505
Truist Financial Corp., Series L, (3 mo. LIBOR US + 3.10%), 5.05%(a)(i)	5,270	5,414,925
Wells Fargo & Co., 5.61%, 01/15/44(f)	4,119	5,561,149

		44,465,107

Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)	6,170	7,584,255
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(f)	5,000	6,771,698
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(j)	3,048	3,238,043
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	2,074	2,097,332
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
4.13%, 08/15/26	1,315	1,364,970
5.25%, 08/15/27	1,662	1,691,924
Ball Corp.
5.25%, 07/01/25	30	33,488

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Ball Corp. (continued)
3.13%, 09/15/31	$849	$838,454
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(b)	228	231,919
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	151	186,485
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28(f)	3,215	3,732,378
Trivium Packaging Finance BV(b)(f)
5.50%, 08/15/26	2,830	2,963,887
8.50%, 08/15/27	3,036	3,259,905

		33,994,738

Biotechnology — 0.6%
Baxalta, Inc., 5.25%, 06/23/45(f)	6,000	8,009,016
HCRX Investments Holdco LP, 4.50%, 08/01/29(b)	272	273,360

		8,282,376

Building Materials(b) — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/01/28	361	361,902
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25	783	837,810
Jeld-Wen, Inc.
4.63%, 12/15/25	96	97,472
4.88%, 12/15/27	74	77,111
Masonite International Corp., Class C, 5.38%, 02/01/28	206	216,918
SRM Escrow Issuer LLC, 6.00%, 11/01/28	1,169	1,237,679
Standard Industries, Inc.
5.00%, 02/15/27	303	312,469
4.38%, 07/15/30	906	924,120
3.38%, 01/15/31	86	81,846
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29	386	405,300
Victors Merger Corp., 6.38%, 05/15/29	249	238,417

		4,791,044

Building Products(b) — 0.3%
LBM Acquisition LLC, 6.25%, 01/15/29	705	704,648
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26	364	382,200
SRS Distribution, Inc.
4.63%, 07/01/28	897	915,119
6.13%, 07/01/29	805	829,150
White Cap Buyer LLC, 6.88%, 10/15/28	1,172	1,236,460

		4,067,577

Capital Markets — 1.1%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(e)(i)	5,215	5,379,273
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	447	467,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24	520	540,800
6.25%, 05/15/26	782	817,190
5.25%, 05/15/27	1,995	2,069,813
4.38%, 02/01/29	435	434,456
Jefferies Financial Group, Inc., 5.50%, 10/18/23(f)	4,000	4,255,362
NFP Corp., 6.88%, 08/15/28(b)	589	601,398
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	340	349,775
State Street Corp., (SOFR + 2.65%), 3.15%, 03/30/31(a)	840	917,969

		15,833,710

Security	Par (000)	Value

Chemicals — 2.6%
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	$760	$739,100
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	372	387,810
Diamond (BC) BV, 4.63%, 10/01/29(b)	535	543,025
DuPont de Nemours, Inc., 5.42%, 11/15/48(f)	7,500	10,317,059
Element Solutions, Inc., 3.88%, 09/01/28(b)	2,810	2,838,100
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)	299	305,727
Herens Holdco Sarl, 4.75%, 05/15/28(b)	290	291,450
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	203	223,808
Ingevity Corp., 3.88%, 11/01/28(b)	100	99,750
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	4,765	5,000,755
LYB Finance Co. BV, 8.10%, 03/15/27(b)(f)	6,000	7,870,320
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	240	250,800
SCIH Salt Holdings, Inc.(b)
4.88%, 05/01/28	526	528,630
6.63%, 05/01/29	371	356,160
Scotts Miracle-Gro Co., 4.00%, 04/01/31(b)	547	545,972
Valvoline, Inc., 3.63%, 06/15/31(b)	3	2,963
WESCO Distribution, Inc.(b)
7.13%, 06/15/25	1,485	1,584,688
7.25%, 06/15/28	1,354	1,499,555
WR Grace Holdings LLC(b)
5.63%, 10/01/24	1,493	1,634,835
5.63%, 08/15/29	1,947	2,005,429

		37,025,936

Commercial Services & Supplies — 0.8%
ADT Security Corp.
4.13%, 06/15/23	174	182,051
4.88%, 07/15/32(b)	636	641,565
AerCap Global Aviation Trust, (3 mo. LIBOR US + 4.30%), 6.50%, 06/15/45(a)(b)	5,000	5,418,200
APX Group, Inc., 5.75%, 07/15/29(b)	555	547,813
ASGN, Inc., 4.63%, 05/15/28(b)	230	238,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(b)	223	235,689
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	163	167,789
5.50%, 05/01/28	645	649,338
Herc Holdings, Inc., 5.50%, 07/15/27(b)	796	835,183
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	443	430,817
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	356	369,243
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	252	272,604
3.38%, 08/31/27	63	60,441
6.25%, 01/15/28	626	647,146
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	200	205,750
United Rentals North America, Inc.
4.88%, 01/15/28	777	821,475
5.25%, 01/15/30	44	48,180

		11,771,334

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(b)	1,258	1,322,749
CommScope Technologies LLC, 6.00%, 06/15/25(b)	646	654,075
CommScope, Inc.(b)
6.00%, 03/01/26	591	613,653
8.25%, 03/01/27	69	72,224

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
CommScope, Inc.(b) (continued)
7.13%, 07/01/28	$1,030	$1,051,084
4.75%, 09/01/29	1,042	1,040,698
Nokia OYJ, 6.63%, 05/15/39	324	442,260
ViaSat, Inc.(b)
5.63%, 04/15/27	1,208	1,259,340
6.50%, 07/15/28	1,296	1,364,973
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	587	588,291

		8,409,347

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	764	780,235
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	225	223,875
H&E Equipment Services, Inc., 3.88%, 12/15/28	132	131,485
IAA, Inc., 5.50%, 06/15/27	1,054	1,101,430
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(g)	163	164,834
Picasso Finance Sub, Inc., 6.13%, 06/15/25	823	870,232
Williams Scotsman International, Inc., 4.63%, 08/15/28	541	563,565
Wolverine Escrow LLC, 9.00%, 11/15/26	43	39,721

		3,875,377

Consumer Discretionary(b) — 0.6%
Carnival Corp.
10.50%, 02/01/26	1,404	1,628,921
5.75%, 03/01/27	368	380,420
9.88%, 08/01/27	680	784,796
4.00%, 08/01/28	2,041	2,061,410
CoreLogic, Inc., 4.50%, 05/01/28	594	590,288
NCL Finance Ltd., 6.13%, 03/15/28	965	1,001,187
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28	768	796,800
5.88%, 10/01/30	400	421,148
4.75%, 07/15/31	94	91,439
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26	162	166,526
5.50%, 04/01/28	770	787,563
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	385	385,000

		9,095,498

Consumer Finance — 1.1%
Global Payments, Inc., 2.90%, 05/15/30(f)	4,715	4,864,835
HealthEquity, Inc., 4.50%, 10/01/29(b)(g)	574	582,610
MoneyGram International, Inc., 5.38%, 08/01/26(b)	219	222,285
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(b)	672	670,152
Navient Corp.
7.25%, 09/25/23	498	543,079
6.13%, 03/25/24	59	63,174
5.00%, 03/15/27	329	338,870
OneMain Finance Corp.
7.13%, 03/15/26	1,231	1,426,421
3.50%, 01/15/27	627	627,282
6.63%, 01/15/28	506	581,900
5.38%, 11/15/29	26	28,180
Sabre GLBL, Inc., 9.25%, 04/15/25(b)	697	805,586
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	362	377,838

Security	Par (000)	Value

Consumer Finance (continued)
Square, Inc., 3.50%, 06/01/31(b)	$1,282	$1,314,986
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	3,994,766

		16,441,964

Containers & Packaging — 1.6%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	224	240,103
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	355	365,863
Graphic Packaging International LLC, 3.50%, 03/01/29(b)	264	262,680
International Paper Co.(f)
8.70%, 06/15/38	4,000	6,536,771
7.30%, 11/15/39	10,000	15,384,535
LABL, Inc., 10.50%, 07/15/27(b)	215	231,663
Sealed Air Corp.(b)
4.00%, 12/01/27	109	116,074
6.88%, 07/15/33	182	237,761

		23,375,450

Diversified Consumer Services — 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26(f)	5,419	5,729,400
9.75%, 07/15/27(f)	1,642	1,786,455
6.00%, 06/01/29	1,313	1,295,655
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28	2,649	2,643,283
Ascend Learning LLC, 6.88%, 08/01/25	1,611	1,640,535
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	848	848,000
4.88%, 07/01/29	1,068	1,070,083
Garda World Security Corp., 9.50%, 11/01/27(b)	282	305,223
Service Corp. International
5.13%, 06/01/29	468	508,786
3.38%, 08/15/30	585	583,815
4.00%, 05/15/31	766	791,853

		17,203,088

Diversified Financial Services — 5.3%
Barclays PLC
4.84%, 05/09/28(f)	4,000	4,521,078
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)	3,220	3,743,628
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(a)(b)(i)	13,999	14,296,479
Citigroup, Inc., 6.68%, 09/13/43(f)	4,125	6,281,396
Coinbase Global, Inc.(b)
3.38%, 10/01/28	623	598,597
3.63%, 10/01/31	603	573,227
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(b)(i)	3,250	3,550,625
Deutsche Bank AG, (SOFR + 1.87%), 2.13%, 11/24/26(a)	3,260	3,311,405
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(b)	738	740,619
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(j)	326	320,726
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	675	684,281
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(b)	178	176,220

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC, 4.65%, 03/24/26(f)	$8,650	$9,721,658
Manappuram Finance Ltd., 5.90%, 01/13/23(h)	200	205,288
Natwest Group PLC
6.10%, 06/10/23	2,500	2,713,653
6.00%, 12/19/23(f)	10,080	11,168,710
5.13%, 05/28/24(f)	5,250	5,784,467
Shriram Transport Finance Co. Ltd.(h)
5.95%, 10/24/22	200	203,225
5.10%, 07/16/23	229	232,764
Spectrum Brands, Inc.
5.75%, 07/15/25	1,002	1,027,050
5.00%, 10/01/29(b)	72	77,400
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(a)(b)	6,135	6,768,405

		76,700,901

Diversified Telecommunication Services — 6.8%
AT&T, Inc.
4.65%, 06/01/44	28	32,764
4.35%, 06/15/45	95	107,300
3.50%, 09/15/53(f)	15,960	15,795,931
3.55%, 09/15/55	727	716,926
Cincinnati Bell, Inc.(b)
7.00%, 07/15/24	222	225,936
8.00%, 10/15/25	132	137,570
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	1,313	1,426,246
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)	1,040	1,067,300
Level 3 Financing, Inc.
5.38%, 05/01/25	614	627,239
4.63%, 09/15/27(b)	1,065	1,095,672
3.75%, 07/15/29(b)	181	174,933
Lumen Technologies, Inc.
5.63%, 04/01/25(f)	1,909	2,076,037
5.13%, 12/15/26(b)	1,317	1,366,388
4.00%, 02/15/27(b)	890	909,402
4.50%, 01/15/29(b)	906	877,896
5.38%, 06/15/29(b)	988	1,008,116
Series P, 7.60%, 09/15/39	85	95,200
Series U, 7.65%, 03/15/42	464	519,680
Series Y, 7.50%, 04/01/24(f)	564	624,630
Sprint Capital Corp.
6.88%, 11/15/28	2,765	3,539,200
8.75%, 03/15/32	1,764	2,635,169
Switch Ltd.(b)
3.75%, 09/15/28	821	833,315
4.13%, 06/15/29	538	552,123
Telecom Italia Capital SA
6.38%, 11/15/33	442	514,355
6.00%, 09/30/34	818	918,205
7.20%, 07/18/36	186	227,850
7.72%, 06/04/38	319	408,320
Telecom Italia SpA, 5.30%, 05/30/24(b)	1,662	1,790,556
Telefonica Emisiones SAU, 5.21%, 03/08/47	5,000	6,240,246
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(g)	325	322,156
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)	729	744,491
Verizon Communications, Inc.(f)
6.40%, 09/15/33	9,475	12,881,106
6.55%, 09/15/43	13,225	20,602,980

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.(f) (continued)
5.01%, 04/15/49	$6,998	$9,167,329
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	5,098	5,073,683
6.13%, 03/01/28	2,586	2,621,635

		97,957,885

Electric Utilities — 4.2%
Edison International, (5 year CMT + 4.70%), 5.38%(a)(i)	6,851	7,084,277
Emera, Inc., Series 16-A, (3 mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)	7,500	8,917,575
FirstEnergy Corp.
2.65%, 03/01/30	341	339,295
Series B, 4.40%, 07/15/27	376	412,539
Series B, 2.25%, 09/01/30	46	44,390
Series C, 7.38%, 11/15/31	922	1,259,507
Series C, 5.35%, 07/15/47	1,110	1,353,505
Series C, 3.40%, 03/01/50	708	680,643
FirstEnergy Transmission LLC, 5.45%, 07/15/44(b)	849	1,082,089
NextEra Energy Capital Holdings, Inc., (3 mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)	5,000	5,609,846
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24	712	753,830
4.25%, 09/15/24	26	27,430
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	2,750	3,749,257
Pacific Gas and Electric Co., 4.20%, 06/01/41	2,310	2,268,870
PG&E Corp., 5.25%, 07/01/30	226	231,367
Progress Energy, Inc., 7.00%, 10/30/31(f)	12,000	16,361,206
Puget Energy, Inc., 5.63%, 07/15/22(f)	5,550	5,697,706
Sempra Energy, (5 year CMT + 4.55%), 4.88%(a)(i)	4,375	4,746,875

		60,620,207

Electrical Equipment(b) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26	714	740,775
GrafTech Finance, Inc., 4.63%, 12/15/28	296	303,770

		1,044,545

Electronic Equipment, Instruments & Components — 0.2%
BWX Technologies, Inc., 4.13%, 04/15/29(b)	120	122,850
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25	371	384,449
3.25%, 02/15/29	715	732,875
Energizer Holdings, Inc.(b)
4.75%, 06/15/28	450	457,760
4.38%, 03/31/29	41	40,690
Imola Merger Corp., 4.75%, 05/15/29(b)	1,337	1,383,152

		3,121,776

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	515	540,750
6.25%, 04/01/28	607	627,774
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	586	610,144
6.88%, 09/01/27	1,216	1,287,258

		3,065,926

Entertainment — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(g)	461	449,152

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental, Maintenance, & Security Service — 0.5%
Clean Harbors, Inc., 5.13%, 07/15/29(b)	$1,278	$1,399,410
Covanta Holding Corp., 5.00%, 09/01/30	309	312,090
GFL Environmental, Inc.(b)
3.75%, 08/01/25	587	603,876
5.13%, 12/15/26(f)	1,887	1,981,558
4.00%, 08/01/28	199	197,507
3.50%, 09/01/28	504	507,150
4.75%, 06/15/29	680	698,700
Tervita Corp., 11.00%, 12/01/25(b)(e)	194	219,513
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,010	1,020,100

		6,939,904

Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(b)	364	360,360
Crown Castle International Corp., 3.30%, 07/01/30	1,220	1,300,207
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	258	256,180
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23(f)	3,600	3,768,526
Iron Mountain, Inc.(b)
4.88%, 09/15/27	606	629,137
5.25%, 07/15/30	299	317,308
5.63%, 07/15/32	778	834,405
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24	4,627	5,031,862
4.63%, 06/15/25(b)	755	813,513
4.50%, 09/01/26	1,658	1,803,075
4.50%, 01/15/28	430	469,775
3.88%, 02/15/29(b)	697	742,305
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	178	187,568
4.63%, 08/01/29	847	908,831
3.50%, 03/15/31	2,631	2,683,620
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,500	1,552,455
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	199	198,690

		21,857,817

Food & Staples Retailing — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25	49	49,975
3.25%, 03/15/26(b)	1,296	1,315,440
4.63%, 01/15/27(b)	1,885	1,977,429
5.88%, 02/15/28(b)	928	988,320
4.88%, 02/15/30(b)	142	153,005
General Mills, Inc.
4.20%, 04/17/28	620	706,476
2.88%, 04/15/30	725	762,005
Kraft Heinz Foods Co.
4.25%, 03/01/31	1,341	1,516,029
5.00%, 07/15/35	297	365,240
7.13%, 08/01/39(b)	4,415	6,665,878
4.63%, 10/01/39	100	116,548
5.00%, 06/04/42	12	14,716
5.20%, 07/15/45	9	11,273
4.38%, 06/01/46	226	257,147
4.88%, 10/01/49	248	301,840
5.50%, 06/01/50	2,825	3,727,222
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)	284	312,187

Security	Par (000)	Value

Food & Staples Retailing (continued)
Performance Food Group, Inc., 4.25%, 08/01/29(b)	$700	$701,750
Post Holdings, Inc.(b)
5.63%, 01/15/28	428	449,657
4.63%, 04/15/30	596	600,607
4.50%, 09/15/31	420	415,015
US Foods, Inc., 4.75%, 02/15/29(b)	642	658,852
Walmart, Inc., 5.25%, 09/01/35(f)	5,150	7,104,733

		29,171,344

Food Products(b) — 0.6%
Aramark Services, Inc.
5.00%, 04/01/25	1,367	1,399,056
6.38%, 05/01/25	1,038	1,091,197
5.00%, 02/01/28	929	954,548
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25	246	255,963
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	399	431,618
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29	2,168	2,422,740
3.75%, 12/01/31	730	759,587
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,065	1,082,972
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29	624	628,680

		9,026,361

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	346	358,975

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28(b)	2,077	2,186,042
Hologic, Inc., 3.25%, 02/15/29(b)	90	90,043
Medtronic, Inc., 4.63%, 03/15/45(f)	647	845,074
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(b)	142	151,958

		3,273,117

Health Care Providers & Services — 4.8%
AdaptHealth LLC, 5.13%, 03/01/30(b)	209	209,105
Aetna, Inc., 3.88%, 08/15/47	3,500	3,881,605
Anthem, Inc., 4.55%, 03/01/48(f)	5,000	6,159,958
Centene Corp.
4.25%, 12/15/27	558	584,031
2.45%, 07/15/28	1,091	1,096,455
4.63%, 12/15/29	2,700	2,942,460
3.00%, 10/15/30	1,801	1,846,025
2.50%, 03/01/31	3,059	3,016,939
2.63%, 08/01/31	875	869,085
CHS/Community Health Systems, Inc.(b)
6.63%, 02/15/25	2,540	2,657,475
8.00%, 03/15/26	1,573	1,668,127
5.63%, 03/15/27	1,180	1,235,613
6.00%, 01/15/29	812	860,720
6.13%, 04/01/30	564	548,053
DaVita, Inc., 4.63%, 06/01/30(b)	16	16,458
Encompass Health Corp.
4.50%, 02/01/28	106	109,445
4.75%, 02/01/30	1,103	1,160,080
4.63%, 04/01/31	250	262,763

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.
5.38%, 09/01/26	$665	$760,860
5.63%, 09/01/28	1,297	1,543,041
5.88%, 02/01/29	312	374,926
3.50%, 09/01/30	1,428	1,512,809
5.25%, 06/15/49	3,500	4,467,223
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25	409	429,798
4.38%, 02/15/27	491	489,772
LifePoint Health, Inc., 5.38%, 01/15/29(b)	479	465,827
ModivCare, Inc., 5.88%, 11/15/25(b)	152	160,740
Molina Healthcare, Inc.(b)
4.38%, 06/15/28	795	827,102
3.88%, 11/15/30	710	741,950
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	432	463,320
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	72	76,050
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25	375	381,562
10.00%, 04/15/27	972	1,049,760
Teleflex, Inc., 4.25%, 06/01/28(b)	748	777,239
Tenet Healthcare Corp.
4.63%, 07/15/24	471	478,065
4.63%, 09/01/24(b)	882	901,845
7.50%, 04/01/25(b)	367	389,479
4.88%, 01/01/26(b)(f)	3,889	4,024,804
6.25%, 02/01/27(b)	144	149,400
5.13%, 11/01/27(b)	2,180	2,272,650
4.63%, 06/15/28(b)	37	38,338
6.13%, 10/01/28(b)	797	837,229
4.25%, 06/01/29(b)	614	623,210
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)	10,000	15,309,807

		68,671,203

Health Care Technology(b) — 0.5%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27	733	761,404
3.50%, 04/01/30	881	881,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25	650	654,875
Charles River Laboratories International, Inc.
4.25%, 05/01/28	324	336,263
3.75%, 03/15/29	141	143,996
4.00%, 03/15/31	204	213,737
IQVIA, Inc.
5.00%, 10/15/26	554	567,778
5.00%, 05/15/27	1,192	1,238,107
MEDNAX, Inc., 6.25%, 01/15/27	217	228,121
Syneos Health, Inc., 3.63%, 01/15/29	1,446	1,441,951

		6,467,232

Hotels, Restaurants & Leisure — 2.6%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25	552	579,517
3.88%, 01/15/28	1,425	1,439,036
4.38%, 01/15/28	2,509	2,547,162
Boyd Gaming Corp.
8.63%, 06/01/25(b)	169	183,154
4.75%, 12/01/27	393	405,061

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. (continued)
4.75%, 06/15/31(b)	$775	$799,219
Boyne USA, Inc., 4.75%, 05/15/29(b)	508	524,510
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25	3,215	3,384,615
8.13%, 07/01/27	2,439	2,741,985
4.63%, 10/15/29	799	808,987
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,048	1,104,828
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	1,111	1,154,051
Champion Path Holdings Ltd.(h)
4.50%, 01/27/26	200	204,000
4.85%, 01/27/28	200	202,413
Churchill Downs, Inc.(b)
5.50%, 04/01/27	1,907	1,978,512
4.75%, 01/15/28	213	222,851
Fortune Star BVI Ltd.(h)
5.95%, 10/19/25	269	273,708
5.00%, 05/18/26	344	339,700
Golden Nugget, Inc., 6.75%, 10/15/24(b)	1,269	1,270,650
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(b)	319	333,355
5.75%, 05/01/28(b)	451	485,727
4.88%, 01/15/30	1,288	1,381,715
4.00%, 05/01/31(b)	285	289,275
Las Vegas Sands Corp.
3.50%, 08/18/26	96	98,059
3.90%, 08/08/29	88	89,700
Marriott International, Inc., Series EE, 5.75%, 05/01/25	1,295	1,480,937
McDonald’s Corp., 4.20%, 04/01/50(f)	480	572,228
Melco Resorts Finance Ltd., 5.38%, 12/04/29(h)	383	389,320
MGM China Holdings Ltd., 5.88%, 05/15/26(h)	200	204,288
MGM Resorts International
7.75%, 03/15/22	1,059	1,088,122
6.00%, 03/15/23	1,335	1,411,682
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	538	548,087
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	242	244,420
5.88%, 09/01/31	242	244,492
Scientific Games International, Inc.(b)
8.63%, 07/01/25	442	478,657
8.25%, 03/15/26	2,063	2,189,359
7.00%, 05/15/28	451	486,516
7.25%, 11/15/29	218	244,953
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	1,648	1,755,120
Studio City Finance Ltd., 5.00%, 01/15/29(h)	230	212,031
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	360,608
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(f)	602	608,008
Wynn Macau Ltd.(h)
4.88%, 10/01/24	200	193,475
5.50%, 01/15/26	230	222,238
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	1,103	1,111,272

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
7.75%, 04/01/25(b)	$802	$857,518
4.75%, 01/15/30(b)	135	146,316
3.63%, 03/15/31	134	134,716

		38,026,153

Household Durables — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.88%, 02/15/30(b)	770	785,400
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	536,393
Lennar Corp.
4.75%, 11/15/22	1,605	1,657,997
5.25%, 06/01/26	890	1,016,825
Mattamy Group Corp., 4.63%, 03/01/30(b)	427	436,332
NCR Corp.(b)
5.75%, 09/01/27	512	539,955
5.00%, 10/01/28	241	246,256
5.13%, 04/15/29	159	163,969
6.13%, 09/01/29	175	189,875
5.25%, 10/01/30	245	256,890
Newell Brands, Inc., 6.00%, 04/01/46	154	199,045
PulteGroup, Inc.
5.00%, 01/15/27	55	63,711
7.88%, 06/15/32	56	80,570
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29	569	586,070
3.88%, 10/15/31	559	559,699
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	38,325

		7,357,312

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b)
5.25%, 06/01/26	766	788,007
4.50%, 02/15/28	955	974,100
5.13%, 03/15/28	3,279	3,320,755
5.00%, 02/01/31	11	11,000
Clearway Energy Operating LLC(b)
4.75%, 03/15/28	630	666,918
3.75%, 01/15/32(g)	307	306,616
Greenko Dutch BV, 3.85%, 03/29/26(h)	498	506,447
India Green Energy Holdings, 5.38%, 04/29/24(h)	250	259,375
NRG Energy, Inc.
6.63%, 01/15/27(e)	618	640,217
5.75%, 01/15/28	52	55,315
5.25%, 06/15/29(b)	960	1,021,200
3.63%, 02/15/31(b)	514	504,877
3.88%, 02/15/32(b)	732	723,765
ReNew Power Pvt Ltd., 5.88%, 03/05/27(h)	200	209,725
TerraForm Power Operating LLC(b)
4.25%, 01/31/23	214	219,885
5.00%, 01/31/28	231	248,036
4.75%, 01/15/30	127	132,874

		10,589,112

Insurance — 4.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	478	471,934
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)	2,837	2,936,295
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(a)	5,000	5,411,250
American International Group, Inc., (3 mo. LIBOR US + 4.20%), 8.18%, 05/15/58(a)	3,755	5,557,400

Security	Par (000)	Value

Insurance (continued)
AmWINS Group, Inc., 4.88%, 06/30/29(b)	$551	$558,742
Aon PLC, 4.25%, 12/12/42(f)	6,500	7,465,803
AssuredPartners, Inc., 5.63%, 01/15/29(b)	581	584,602
Farmers Exchange Capital II, (3 mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)	4,890	6,266,252
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	100	105,500
HUB International Ltd., 7.00%, 05/01/26(b)	1,724	1,782,185
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)	12,000	16,889,345
Principal Financial Group, Inc., (3 mo. LIBOR US + 3.04%), 3.17%, 05/15/55(a)	5,000	5,011,626
Progressive Corp., Series B, (3 mo. LIBOR US + 2.54%), 5.38%(a)(i)	5,000	5,187,500

		58,228,434

Interactive Media & Services — 0.5%
Cablevision Lightpath LLC(b)
3.88%, 09/15/27	368	361,137
5.63%, 09/15/28	540	541,958
Netflix, Inc.
3.63%, 06/15/25(b)	210	223,125
5.88%, 11/15/28	1,698	2,080,729
6.38%, 05/15/29	72	91,080
5.38%, 11/15/29(b)	2,007	2,430,979
4.88%, 06/15/30(b)	461	542,827
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)(g)	309	312,631
Twitter, Inc., 3.88%, 12/15/27(b)	721	769,667

		7,354,133

Internet Software & Services — 1.4%
ANGI Group LLC, 3.88%, 08/15/28(b)	582	579,090
Booking Holdings, Inc.
3.55%, 03/15/28(f)	3,375	3,747,663
4.63%, 04/13/30	2,185	2,597,180
Expedia Group, Inc., 6.25%, 05/01/25(b)(f)	5,550	6,398,774
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27	370	385,725
3.50%, 03/01/29	265	262,681
Match Group Holdings II LLC(b)
4.13%, 08/01/30	383	398,799
3.63%, 10/01/31(g)	222	219,365
Uber Technologies, Inc.(b)
7.50%, 05/15/25	2,018	2,151,188
8.00%, 11/01/26	481	508,357
7.50%, 09/15/27	1,892	2,065,827
6.25%, 01/15/28	440	471,896
4.50%, 08/15/29	967	973,648

		20,760,193

IT Services — 0.8%
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28	735	753,463
4.00%, 07/01/29	995	1,019,875
Camelot Finance SA, 4.50%, 11/01/26(b)	1,254	1,302,593
Dun & Bradstreet Corp.(b)
6.88%, 08/15/26	1,210	1,268,988
10.25%, 02/15/27	822	883,650
Gartner, Inc.(b)
4.50%, 07/01/28	587	616,350
3.63%, 06/15/29	499	502,792
3.75%, 10/01/30	984	1,012,733
Leidos, Inc., 4.38%, 05/15/30	2,215	2,502,086

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Rackspace Technology Global, Inc., 5.38%, 12/01/28(b)(f)	$508	$499,110
Twilio, Inc., 3.88%, 03/15/31	772	790,381
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	551	548,245

		11,700,266

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(b)	503	545,126
3.75%, 04/01/29(b)	213	222,053
6.20%, 10/01/40	325	417,625
5.45%, 11/01/41	501	593,685

		1,778,489

Machinery(b) — 0.5%
Colfax Corp., 6.38%, 02/15/26	671	705,691
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(j)	166	176,375
Madison IAQ LLC
4.13%, 06/30/28	200	200,000
5.88%, 06/30/29	904	910,780
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25	878	899,406
Terex Corp., 5.00%, 05/15/29	618	640,402
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26	1,307	1,335,395
TK Elevator US Newco Inc., 5.25%, 07/15/27	1,547	1,621,217
Vertical Holdco GmbH, 7.63%, 07/15/28	596	636,975

		7,126,241

Media — 9.1%
Altice Financing SA(b)
5.00%, 01/15/28	863	832,126
5.75%, 08/15/29(g)	2,009	1,945,978
Altice France Holding SA(b)
10.50%, 05/15/27	4,955	5,418,788
6.00%, 02/15/28	734	704,989
AMC Networks, Inc., 4.25%, 02/15/29	263	261,685
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(b)(f)	3,132	3,261,383
5.00%, 02/01/28(b)	162	169,112
5.38%, 06/01/29(b)	1,823	1,968,840
4.75%, 03/01/30(b)	313	327,234
4.50%, 08/15/30(b)	3,662	3,778,159
4.25%, 02/01/31(b)	1,456	1,481,262
4.50%, 05/01/32	745	767,350
4.50%, 06/01/33(b)	326	331,777
4.25%, 01/15/34(b)	2,335	2,313,109
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	479	629,836
6.48%, 10/23/45(f)	9,584	13,030,218
5.38%, 05/01/47	1,500	1,795,944
6.83%, 10/23/55	3,540	5,231,972
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	1,307	1,375,617
7.50%, 06/01/29	1,701	1,769,040
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(f)	6,446	6,670,385
Comcast Corp.
3.75%, 04/01/40	545	612,321

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
2.99%, 11/01/63(b)	$5,558	$5,208,367
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)(f)	4,988	5,218,695
Cox Communications, Inc., 8.38%, 03/01/39(b)	5,000	8,244,484
CSC Holdings LLC
5.25%, 06/01/24	1,061	1,136,522
5.38%, 02/01/28(b)	336	351,120
7.50%, 04/01/28(b)	877	947,842
5.75%, 01/15/30(b)	406	412,790
4.13%, 12/01/30(b)	680	667,250
4.63%, 12/01/30(b)	1,058	1,002,958
3.38%, 02/15/31(b)	225	209,250
4.50%, 11/15/31(b)	680	671,500
5.00%, 11/15/31(b)	542	519,480
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(b)	775	808,906
Discovery Communications LLC, 4.88%, 04/01/43	4,000	4,789,867
DISH DBS Corp.
5.88%, 07/15/22	2,545	2,622,941
5.88%, 11/15/24	164	176,346
7.75%, 07/01/26	2,123	2,397,345
5.13%, 06/01/29	1,191	1,166,930
Fox Corp., 3.05%, 04/07/25	475	505,550
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27	1,001	1,063,562
5.00%, 05/01/28	1,372	1,440,600
6.75%, 05/01/29	1,347	1,419,401
Gray Television, Inc., 7.00%, 05/15/27(b)	415	445,087
Hughes Satellite Systems Corp., 5.25%, 08/01/26	351	395,752
iHeartCommunications, Inc.
6.38%, 05/01/26	370	390,387
8.38%, 05/01/27	74	78,375
5.25%, 08/15/27(b)	376	390,687
4.75%, 01/15/28(b)	184	189,612
Lamar Media Corp., 4.00%, 02/15/30	307	316,056
LCPR Senior Secured Financing DAC(b)
6.75%, 10/15/27	955	1,012,300
5.13%, 07/15/29	963	991,842
Ligado Networks LLC, (15.50% PIK), 15.50%,
11/01/23(b)(j)	764	741,300
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	293	302,895
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24	136	137,519
6.50%, 05/15/27	2,164	2,380,400
4.75%, 10/15/27	391	397,348
3.75%, 01/15/28	411	408,560
Midas OpCo Holdings LLC, 5.63%, 08/15/29(b)	209	216,263
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(h)(i)	345	367,058
News Corp., 3.88%, 05/15/29(b)	257	264,067
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27	476	488,209
4.25%, 01/15/29	256	253,734
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	1,219	1,258,617
6.50%, 09/15/28	2,880	2,936,621
Scripps Escrow II, Inc., 3.88%, 01/15/29(b)	37	37,129
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	85	83,088

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26	$1,020	$1,034,025
5.00%, 08/01/27	394	411,730
4.00%, 07/15/28	849	863,327
5.50%, 07/01/29	1,254	1,355,887
4.13%, 07/01/30	2	2,009
3.88%, 09/01/31	1,034	1,010,089
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	1,000	1,050,500
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)	381	350,520
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	4,748,134
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	934	956,285
ViacomCBS, Inc.
5.85%, 09/01/43	1,300	1,771,611
(3 mo. LIBOR US + 3.90%), 5.88%, 02/28/57(a)	2,111	2,137,493
Videotron Ltd.(b)
5.13%, 04/15/27	999	1,033,965
3.63%, 06/15/29	747	757,271
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	1,452	1,499,698
WMG Acquisition Corp., 3.88%, 07/15/30(b)	263	273,520
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	955	987,289
Ziggo BV(b)
5.50%, 01/15/27	775	801,156
4.88%, 01/15/30	605	623,906

		131,810,152

Metals & Mining — 2.3%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(h)	306	332,864
Allegheny Technologies, Inc., 7.88%, 08/15/23	286	321,750
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22(f)	5,000	5,146,250
Arconic Corp.(b)
6.00%, 05/15/25	705	740,405
6.13%, 02/15/28	552	585,131
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	2,157	2,332,256
Commercial Metals Co., 4.88%, 05/15/23	2,194	2,295,473
Constellium SE(b)
5.88%, 02/15/26	1,701	1,726,515
3.75%, 04/15/29	1,077	1,048,912
Freeport-McMoRan, Inc.
4.38%, 08/01/28	887	928,024
5.40%, 11/14/34	65	78,081
5.45%, 03/15/43	1,607	1,978,619
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(b)	817	832,932
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28	704	726,880
4.50%, 06/01/31	266	272,650
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(h)	200	179,500
New Gold, Inc., 7.50%, 07/15/27(b)	1,357	1,396,190
Novelis Corp.(b)
3.25%, 11/15/26	862	874,223
4.75%, 01/30/30	2,583	2,719,124
3.88%, 08/15/31	1,244	1,230,378
Periama Holdings LLC, 5.95%, 04/19/26(h)	200	214,100
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)(g)	249	255,225
Southern Copper Corp., 5.88%, 04/23/45	3,870	5,234,175

Security	Par (000)	Value

Metals & Mining (continued)
Steel Dynamics, Inc., 3.25%, 10/15/50	$1,145	$1,131,072
Vedanta Resources Finance II PLC
8.00%, 04/23/23(h)	200	194,225
13.88%, 01/21/24(h)	200	214,750
8.95%, 03/11/25(b)	210	209,475
8.95%, 03/11/25(h)	200	199,500

		33,398,679

Multi-line Retail — 0.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	1,119	1,404,345
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	820	870,225

		2,274,570

Multi-Utilities — 0.2%
NiSource, Inc., 3.60%, 05/01/30	2,200	2,411,804

Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 4.88%, 03/15/49	875	1,179,480

Oil, Gas & Consumable Fuels — 16.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	1,038	1,121,040
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
7.88%, 05/15/26	207	226,344
5.75%, 03/01/27	654	675,615
5.75%, 01/15/28	127	131,604
5.38%, 06/15/29	425	437,750
Antero Resources Corp., 5.38%, 03/01/30(b)	230	242,225
Apache Corp.
4.25%, 01/15/30	458	493,504
5.10%, 09/01/40	688	770,546
5.25%, 02/01/42	57	62,558
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27	576	789,120
8.25%, 12/31/28	55	59,950
5.88%, 06/30/29	173	176,758
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	984	987,690
Buckeye Partners LP
4.13%, 03/01/25(b)	594	615,538
5.85%, 11/15/43	383	383,345
5.60%, 10/15/44	376	365,660
Callon Petroleum Co.
6.13%, 10/01/24	282	277,130
9.00%, 04/01/25(b)	2,092	2,262,090
8.00%, 08/01/28(b)	1,170	1,155,375
Cenovus Energy, Inc.
3.00%, 08/15/22	183	186,026
3.80%, 09/15/23	104	109,470
5.38%, 07/15/25	1,186	1,350,921
5.40%, 06/15/47	77	94,468
Cheniere Energy Partners LP
5.63%, 10/01/26	380	390,450
4.50%, 10/01/29	1,206	1,282,135
4.00%, 03/01/31(b)	1,350	1,413,720
3.25%, 01/31/32(b)	1,006	1,009,320
Cheniere Energy, Inc., 4.63%, 10/15/28	3,534	3,723,953
Chesapeake Energy Corp., 5.88%, 02/01/29(b)	80	85,476
Cimarex Energy Co., 4.38%, 06/01/24	38	40,976

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	$2,000	$2,653,070
CNX Resources Corp., 6.00%, 01/15/29(b)	18	19,035
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26	276	290,490
5.88%, 07/01/29	429	432,218
Comstock Resources, Inc.(b)
7.50%, 05/15/25	569	591,521
6.75%, 03/01/29	816	881,280
5.88%, 01/15/30	671	697,840
ConocoPhillips, 4.88%, 10/01/47(b)	3,815	4,962,637
Continental Resources, Inc., 4.90%, 06/01/44	2,879	3,224,480
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	757	805,107
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)	1,677	1,716,326
DCP Midstream Operating LP(b)
6.45%, 11/03/36	247	306,917
6.75%, 09/15/37	1,527	1,969,830
Devon Energy Corp.(b)
8.25%, 08/01/23	811	907,708
5.25%, 09/15/24	100	110,765
5.25%, 10/15/27	130	138,177
5.88%, 06/15/28	204	224,864
4.50%, 01/15/30	117	127,517
Diamondback Energy, Inc.
4.75%, 05/31/25	2,170	2,423,954
3.50%, 12/01/29	692	740,050
DT Midstream, Inc.(b)
4.13%, 06/15/29	894	906,570
4.38%, 06/15/31	1,092	1,124,760
eG Global Finance PLC(b)
6.75%, 02/07/25	703	718,818
8.50%, 10/30/25	787	819,464
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	2,345	2,399,865
Enbridge, Inc.(a)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78	5,000	5,572,468
Series 16-A, (3 mo. LIBOR US + 3.89%), 6.00%, 01/15/77	5,880	6,512,615
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25	322	339,308
5.50%, 01/30/26	2,136	2,226,566
5.75%, 01/30/28	518	545,195
Energy Transfer LP
4.25%, 03/15/23	553	576,499
5.88%, 01/15/24(f)	3,366	3,699,312
6.13%, 12/15/45	3,579	4,553,941
Series B, (3 mo. LIBOR US + 4.16%), 6.63%(a)(i)	5,000	4,862,500
Energy Transfer Operating LP
5.20%, 02/01/22(f)	10,200	10,236,463
5.50%, 06/01/27	406	476,372
EnLink Midstream LLC
5.63%, 01/15/28(b)	380	404,601
5.38%, 06/01/29	188	198,899
EnLink Midstream Partners LP
4.40%, 04/01/24	613	637,164
4.15%, 06/01/25	48	49,465
4.85%, 07/15/26	64	67,181
5.60%, 04/01/44	523	499,465
5.05%, 04/01/45	68	62,050

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
4.90%, 05/15/46(f)	$5,375	$6,596,506
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(a)	4,800	5,022,183
EOG Resources, Inc., 4.38%, 04/15/30(f)	2,965	3,461,604
EQM Midstream Partners LP
4.13%, 12/01/26	226	232,147
4.75%, 01/15/31(b)	1,255	1,305,225
EQT Corp.
3.13%, 05/15/26(b)	368	377,244
3.90%, 10/01/27	573	620,118
5.00%, 01/15/29	135	152,003
7.50%, 02/01/30	376	483,987
3.63%, 05/15/31(b)	104	108,368
Exxon Mobil Corp., 3.45%, 04/15/51(f)	3,890	4,136,735
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	293	292,725
GMR Hyderabad International Airport Ltd.(h)
5.38%, 04/10/24	200	204,475
4.25%, 10/27/27	200	191,038
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(b)	40	40,611
Harvest Midstream I LP, 7.50%, 09/01/28(b)	115	122,492
Hess Corp., 5.80%, 04/01/47(f)	5,000	6,511,551
Hess Midstream Operations LP, 4.25%, 02/15/30(b)	529	534,951
Independence Energy Finance LLC, 7.25%, 05/01/26(b)	976	1,004,997
ITT Holdings LLC, 6.50%, 08/01/29(b)	711	717,221
Kinder Morgan, Inc.
7.80%, 08/01/31	197	280,983
7.75%, 01/15/32(f)	4,586	6,579,494
Marathon Petroleum Corp.
4.75%, 12/15/23	1,230	1,329,614
4.70%, 05/01/25(f)	4,280	4,777,534
5.13%, 12/15/26	937	1,089,565
Matador Resources Co., 5.88%, 09/15/26	1,540	1,591,898
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(h)	200	212,725
MEG Energy Corp., 6.50%, 01/15/25(b)	1,187	1,221,387
MPLX LP
4.13%, 03/01/27	825	921,168
5.20%, 03/01/47	3,500	4,245,122
4.70%, 04/15/48(f)	5,000	5,772,855
5.50%, 02/15/49	2,640	3,346,426
Murphy Oil Corp.
5.75%, 08/15/25	49	50,579
6.38%, 12/01/42	47	47,359
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	341,976
New Fortress Energy, Inc.(b)
6.75%, 09/15/25	2,347	2,258,988
6.50%, 09/30/26	2,156	2,061,675
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)	434	442,138
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	1,117	1,600,793
Northern Oil and Gas, Inc., 8.13%, 03/01/28(b)	1,020	1,089,615
NuStar Logistics LP
6.00%, 06/01/26	373	402,840
6.38%, 10/01/30	45	49,500
Occidental Petroleum Corp.
6.95%, 07/01/24	92	103,960
5.50%, 12/01/25	218	241,435

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
5.55%, 03/15/26	$79	$87,690
3.00%, 02/15/27	10	9,992
8.88%, 07/15/30	17	23,093
6.13%, 01/01/31	522	626,648
4.30%, 08/15/39	915	902,446
6.20%, 03/15/40	1,461	1,720,620
4.50%, 07/15/44	682	685,280
4.63%, 06/15/45	842	860,945
4.40%, 04/15/46	902	899,610
4.10%, 02/15/47	177	168,309
4.20%, 03/15/48	914	875,155
4.40%, 08/15/49	161	157,981
Ovintiv Exploration, Inc., 5.38%, 01/01/26	70	79,146
Ovintiv, Inc.
7.38%, 11/01/31	171	231,954
6.50%, 08/15/34	104	140,263
PDC Energy, Inc.
6.25%, 12/01/25	135	137,025
5.75%, 05/15/26	759	790,309
Petroleos Mexicanos
3.50%, 01/30/23	5,000	5,062,500
4.63%, 09/21/23(f)	3,965	4,096,836
4.88%, 01/18/24	2,000	2,070,375
Plains All American Pipeline LP, Series B, (3 mo. LIBOR US + 4.11%), 6.13%(a)(i)	2,215	2,004,575
Range Resources Corp.
5.88%, 07/01/22	280	284,550
5.00%, 08/15/22	559	568,956
5.00%, 03/15/23(f)	551	571,663
4.88%, 05/15/25	30	31,674
9.25%, 02/01/26	111	120,996
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	411	417,165
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	580	643,800
Sabine Pass Liquefaction LLC
5.63%, 04/15/23(f)	10,510	11,169,128
5.75%, 05/15/24	2,575	2,867,800
5.88%, 06/30/26	1,481	1,742,985
SM Energy Co.
10.00%, 01/15/25(b)	1,870	2,085,761
5.63%, 06/01/25	44	44,252
6.75%, 09/15/26	292	298,217
Southwestern Energy Co.
4.10%, 03/15/22	550	551,375
6.45%, 01/23/25	115	126,623
5.38%, 02/01/29(b)	819	876,174
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	141	146,816
5.88%, 03/15/28	317	334,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26	669	698,687
5.38%, 02/01/27	5	5,181
6.50%, 07/15/27	228	245,836
6.88%, 01/15/29	921	1,031,957
5.50%, 03/01/30	912	997,215
4.88%, 02/01/31	317	341,964
TransCanada PipeLines Ltd., 4.88%, 05/15/48	4,000	5,046,268
Transcanada Trust, (3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)	2,755	2,971,956

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc., 11.50%, 01/30/27(b)	$294	$302,820
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29	1,625	1,673,831
4.13%, 08/15/31	1,506	1,570,005
Vine Energy Holdings LLC, 6.75%, 04/15/29(b)	1,286	1,388,083
Western Midstream Operating LP
5.45%, 04/01/44	12	13,784
5.30%, 03/01/48	1,180	1,359,950
5.50%, 08/15/48	61	71,370
6.50%, 02/01/50	1,525	1,794,590
Williams Cos., Inc.
3.70%, 01/15/23	2,245	2,318,654
4.55%, 06/24/24	527	574,932
8.75%, 03/15/32	2,478	3,789,261
5.10%, 09/15/45(f)	5,075	6,283,263

		240,802,623

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	140	147,858

Pharmaceuticals — 4.7%
180 Medical, Inc., 3.88%, 10/15/29(b)(g)	282	282,000
AbbVie, Inc.
2.80%, 03/15/23	3,000	3,086,469
4.75%, 03/15/45(f)	5,485	6,849,459
4.70%, 05/14/45(f)	3,255	4,015,750
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)	1,137	1,211,132
Bausch Health Cos., Inc.(b)
9.00%, 12/15/25	1,014	1,070,252
5.75%, 08/15/27	326	341,485
7.00%, 01/15/28	536	549,239
5.00%, 01/30/28	37	35,103
5.00%, 02/15/29	1,023	952,669
6.25%, 02/15/29	1,122	1,110,241
7.25%, 05/30/29	1,242	1,272,864
CVS Health Corp.(f)
5.13%, 07/20/45	3,879	4,998,977
5.05%, 03/25/48	8,205	10,561,494
Elanco Animal Health, Inc., 5.90%, 08/28/28	353	413,010
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)(f)	719	720,596
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(b)	983	983,000
Jaguar Holding Co. II/PPD Development LP(b)
4.63%, 06/15/25	183	190,091
5.00%, 06/15/28	1,361	1,464,899
Jazz Securities DAC, 4.38%, 01/15/29(b)	1,053	1,091,224
Merck & Co., Inc., 6.50%, 12/01/33(f)	6,420	9,425,816
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
4.13%, 04/30/28	1,633	1,665,660
5.13%, 04/30/31	1,599	1,679,510
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	394	409,248
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	3,021	3,077,644
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)	1,021	1,031,210
Prestige Brands, Inc., 3.75%, 04/01/31(b)	318	306,870
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(f)	8,270	8,140,285
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	200	217,475

		67,153,672

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Producer Durables: Miscellaneous — 0.3%
Oracle Corp., 3.95%, 03/25/51	$4,425	$4,666,689

Professional Services(b)(g) — 0.2%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29	968	968,000
5.25%, 10/01/29	2,097	2,097,000

		3,065,000

Real Estate Management & Development — 1.9%
Agile Group Holdings Ltd.(h)
5.75%, 01/02/25	200	187,500
6.05%, 10/13/25	200	187,500
Central China Real Estate Ltd., 7.65%, 08/27/23(h)	200	126,000
China Aoyuan Group Ltd.(h)
7.95%, 02/19/23	230	207,000
6.20%, 03/24/26	420	319,200
China Evergrande Group(h)
10.00%, 04/11/23	300	71,625
7.50%, 06/28/23	300	72,375
9.50%, 03/29/24	300	71,363
10.50%, 04/11/24	350	83,125
China SCE Group Holdings Ltd.(h)
7.25%, 04/19/23	200	194,350
7.38%, 04/09/24	200	192,000
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25(h)	200	198,500
Dexin China Holdings Co. Ltd., 9.95%, 12/03/22(h)	930	838,337
Easy Tactic Ltd.(h)
9.13%, 07/28/22	200	157,400
12.38%, 11/18/22	200	156,000
Fantasia Holdings Group Co. Ltd.(h)
7.95%, 07/05/22	1,050	357,000
10.88%, 01/09/23	343	106,330
11.88%, 06/01/23	200	62,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)	183	191,235
Global Prime Capital Pte Ltd., 5.95%, 01/23/25(h)	200	206,100
GLP Pte Ltd., (5 year CMT + 3.74%), 4.50%(a)(h)(i)	200	196,250
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)	360	365,400
Hopson Development Holdings Ltd., 7.00%,
05/18/24(h)	229	215,661
Howard Hughes Corp.(b)
5.38%, 08/01/28	762	802,957
4.13%, 02/01/29	176	176,220
4.38%, 02/01/31	204	205,206
Kaisa Group Holdings Ltd.(h)
11.50%, 01/30/23	200	168,850
10.88%, 07/23/23	200	164,475
9.75%, 09/28/23	200	157,500
11.95%, 11/12/23	249	204,180
9.38%, 06/30/24	1,150	885,500
Kennedy-Wilson, Inc., 4.75%, 02/01/30	282	286,300
KWG Group Holdings Ltd., 5.88%, 11/10/24(h)	400	364,000
Logan Group Co. Ltd.(h)
5.75%, 01/14/25	230	228,275
4.50%, 01/13/28	269	246,807
Modern Land China Co. Ltd., 11.50%, 11/13/22(h)	1,130	940,231
New Metro Global Ltd.(h)
4.80%, 12/15/24	200	188,500
4.50%, 05/02/26	1,070	981,725

Security	Par (000)	Value

Real Estate Management & Development (continued)
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(f)	$4,485	$4,597,580
Powerlong Real Estate Holdings Ltd.(h)
6.25%, 08/10/24	200	192,500
5.95%, 04/30/25	840	805,350
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(b)	362	375,488
Redsun Properties Group Ltd.(h)
10.50%, 10/03/22	200	184,788
9.70%, 04/16/23	229	210,107
RKPF Overseas Ltd.(h)
Series 2019-A, 6.70%, 09/30/24	200	198,500
Series 2019-A, 5.90%, 03/05/25	200	193,750
Series 2020-A, 5.20%, 01/12/26	306	282,667
Ronshine China Holdings Ltd.(h)
7.35%, 12/15/23	307	228,715
6.75%, 08/05/24	940	648,600
7.10%, 01/25/25	200	136,000
Seazen Group Ltd., 6.00%, 08/12/24(h)	400	386,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(h)	200	178,750
Shui On Development Holding Ltd.(h)
6.15%, 08/24/24	200	198,500
5.50%, 03/03/25	230	223,675
Sunac China Holdings Ltd.(h)
7.95%, 10/11/23	200	163,000
7.50%, 02/01/24	200	162,500
6.65%, 08/03/24	200	160,000
6.50%, 01/10/25	200	162,000
7.00%, 07/09/25	1,078	859,705
Theta Capital Pte Ltd., 8.13%, 01/22/25(h)	200	207,725
Times China Holdings Ltd.(h)
6.75%, 07/08/25	1,176	1,076,040
5.75%, 01/14/27	326	285,250
Wanda Group Overseas Ltd., 7.50%, 07/24/22(h)	200	188,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(h)	860	829,900
Yango Justice International Ltd.(h)
8.25%, 11/25/23	200	138,000
7.50%, 04/15/24	200	154,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(h)	200	196,250
Yuzhou Group Holdings Co. Ltd.(h)
8.50%, 02/26/24	200	157,000
8.38%, 10/30/24	200	153,500
7.70%, 02/20/25	200	143,000
8.30%, 05/27/25	200	146,500
7.38%, 01/13/26	1,300	871,000
Zhenro Properties Group Ltd.(h)
8.35%, 03/10/24	200	191,038
7.88%, 04/14/24	230	207,618
7.35%, 02/05/25	1,100	948,750

		27,204,723

Road & Rail — 1.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)	6,125	6,982,500
CSX Corp., 3.80%, 04/15/50	770	873,631
Norfolk Southern Corp., 6.00%, 03/15/2105(f)	12,700	18,347,618
Seaspan Corp., 5.50%, 08/01/29(b)	683	697,220

		26,900,969

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc., 2.95%, 04/01/25	$2,010	$2,144,098
Broadcom, Inc.(f)
4.70%, 04/15/25	5,865	6,534,324
5.00%, 04/15/30	10,970	12,810,363
Microchip Technology, Inc., 4.25%, 09/01/25	1,825	1,908,459
NVIDIA Corp.
3.50%, 04/01/50(f)	2,785	3,120,407
3.70%, 04/01/60	1,760	2,049,238
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(b)	1,755	1,899,020
ON Semiconductor Corp., 3.88%, 09/01/28(b)	728	751,660
QUALCOMM, Inc., 4.30%, 05/20/47(f)	3,500	4,343,802
Sensata Technologies BV(b)
5.63%, 11/01/24	695	769,219
5.00%, 10/01/25	572	629,915
4.00%, 04/15/29	433	440,772
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	1,774	1,908,753

		39,310,030

Software — 1.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)	859	863,295
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25	764	815,455
9.13%, 03/01/26	336	352,316
CDK Global, Inc., 4.88%, 06/01/27	457	478,584
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	470	468,426
Elastic NV, 4.13%, 07/15/29(b)	718	721,590
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(b)	205	201,925
MSCI, Inc.(b)
3.63%, 09/01/30	131	135,421
3.88%, 02/15/31	862	904,023
3.63%, 11/01/31	264	274,712
3.25%, 08/15/33	397	401,550
Open Text Corp., 3.88%, 02/15/28(b)	474	483,480
Open Text Holdings, Inc., 4.13%, 02/15/30(b)	901	925,777
Playtika Holding Corp., 4.25%, 03/15/29(b)	954	957,043
PTC, Inc.(b)
3.63%, 02/15/25	166	168,490
4.00%, 02/15/28	867	889,759
Rocket Software, Inc., 6.50%, 02/15/29(b)	1,141	1,129,590
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(f)	4,171	4,404,294
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	3,081	3,204,240

		17,779,970

Specialty Retail(b) — 0.4%
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28	731	751,102
7.75%, 02/15/29	3,203	3,495,274
Staples, Inc.
7.50%, 04/15/26	1,666	1,689,699
10.75%, 04/15/27	276	268,755

		6,204,830

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp.
7.13%, 06/15/24(b)	1,233	1,260,742
5.85%, 07/15/25	2,395	2,786,363
8.35%, 07/15/46	2,355	3,819,472

		7,866,577

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods(b) — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25	$117	$122,485
Levi Strauss & Co., 3.50%, 03/01/31	236	238,360
William Carter Co., 5.63%, 03/15/27	365	378,377
Wolverine World Wide, Inc., 4.00%, 08/15/29	209	211,090

		950,312

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(b)	449	407,027
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	268	271,330
MGIC Investment Corp., 5.25%, 08/15/28	337	359,596
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	794	831,159
5.50%, 08/15/28	416	428,480
5.13%, 12/15/30	303	303,670
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)(g)
2.88%, 10/15/26	386	377,199
4.00%, 10/15/33	391	388,068

		3,366,529

Tobacco — 2.0%
Altria Group, Inc., 10.20%, 02/06/39(f)	13,392	22,853,679
BAT Capital Corp., 4.54%, 08/15/47	3,000	3,107,867
Reynolds American, Inc., 5.85%, 08/15/45	2,335	2,801,666

		28,763,212

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(e)	6,000	7,923,138
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(b)	541	542,352

		8,465,490

Utilities — 0.2%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)(g)	286	296,796
India Green Power Holdings, 4.00%, 02/22/27(h)	250	249,969
Midland Cogeneration Venture LP, 5.25%, 03/15/25(b)(f)	—	—
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(h)	305	303,631
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	1,087	1,133,197
Vistra Operations Co. LLC(b)
5.63%, 02/15/27	812	840,469
4.38%, 05/01/29	471	473,887

		3,297,949

Wireless Telecommunication Services — 3.5%
Altice France SA(b)
7.38%, 05/01/26(f)	2,825	2,931,220
8.13%, 02/01/27	1,112	1,196,512
5.50%, 01/15/28	1,180	1,199,736
5.13%, 01/15/29	338	331,240
5.13%, 07/15/29	2,406	2,359,023
5.50%, 10/15/29(g)	978	968,105
American Tower Corp., 3.60%, 01/15/28	4,000	4,354,911
Crown Castle International Corp.
3.65%, 09/01/27(f)	8,000	8,795,784
4.15%, 07/01/50	820	930,979
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(b)	635	656,153
SBA Communications Corp.
4.88%, 09/01/24	1,938	1,970,413
3.88%, 02/15/27	2,781	2,881,811

15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp.
7.88%, 09/15/23	$421	$470,404
7.13%, 06/15/24	796	906,007
7.63%, 03/01/26	1,196	1,449,223
T-Mobile USA, Inc.
4.75%, 02/01/28	913	970,063
2.63%, 02/15/29	438	442,625
3.88%, 04/15/30	2,925	3,229,674
2.88%, 02/15/31	881	888,488
3.50%, 04/15/31	821	865,855
3.50%, 04/15/31(b)	751	792,031
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(b)	1,030	1,059,525
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25	946	964,920
4.25%, 12/01/26	2,963	3,094,350
3.75%, 02/15/27	1,004	1,039,140
4.63%, 12/01/29	1,298	1,395,350
4.13%, 08/15/30	3,067	3,251,020
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31(b)	1,434	1,465,089

		50,859,651

Total Corporate Bonds — 113.1% (Cost: $1,455,295,222)		1,633,838,705

Floating Rate Loan Interests(a)(k)

Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25	784	857,171

Total Floating Rate Loan Interests — 0.1% (Cost: $784,000)		857,171

Foreign Agency Obligations

Brazil — 0.4%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	6,085,786

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44	4,000	4,167,000

Indonesia — 0.3%
Indonesia Government International Bond, 5.88%, 01/15/24(b)	4,400	4,908,200

Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44(f)	5,800	6,167,212

Pakistan — 0.1%
Pakistan Government International Bond(h) 6.00%, 04/08/26	200	198,022

Security	Par (000)	Value

Pakistan (continued)
Pakistan Government International Bond(h) (continued)
7.38%, 04/08/31	$200	$199,272
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(h)	200	197,820

		595,114

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50	3,500	4,453,313

Total Foreign Agency Obligations — 1.8% (Cost: $24,247,424)		26,376,625

Municipal Bonds

New York — 0.9%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	10,000	12,984,700

Total Municipal Bonds — 0.9% (Cost: $9,833,900)		12,984,700

Preferred Securities

Capital Trusts — 14.0%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(i)	2,565	2,952,956

Banks(a)(i) — 4.5%
CIT Group, Inc., Series A, 5.80%	3,000	3,063,750
HSBC Capital Funding Dollar 1 LP, 10.18%(b)(f)	11,835	19,472,125
Huntington Bancshares, Inc., Series F, 5.63%	6,450	7,561,980
Industrial & Commercial Bank of China Ltd., 3.20%(h)	300	300,750
ING Groep NV, 3.88%	6,104	5,920,270
Kasikornbank PCL, 5.28%(h)	268	280,445
Macquarie Bank Ltd., 6.13%(b)	1,885	2,065,960
Nanyang Commercial Bank Ltd., 5.00%(h)	200	201,938
Nordea Bank Abp(b)
3.75%	1,415	1,392,006
6.13%	5,540	6,059,375
Rizal Commercial Banking Corp., 6.50%(h)	200	211,538
SVB Financial Group, Series C, 4.00%	2,388	2,447,700
TMBThanachart Bank PCL, 4.90%(h)	200	201,913
US Bancorp, Series J, 5.30%(f)	10,415	11,903,303
Wells Fargo & Co.
Series S, 5.90%	281	302,426
Series U, 5.88%	2,655	2,959,024

		64,344,503

Capital Markets — 0.0%
State Street Corp., Series F, 3.71%(a)(i)	618	620,966

Diversified Financial Services — 6.6%
Bank of America Corp.(a)(i)
Series AA, 6.10%	8,630	9,623,572
Series U, 5.20%(f)	5,785	5,951,319
Barclays PLC(a)(i)
4.38%	1,630	1,628,859

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Barclays PLC(a)(i) (continued)
8.00%	$4,500	$5,082,210
BNP Paribas SA(a)(b)(i)
7.20%(f)	5,000	5,250,000
6.75%(f)	5,000	5,074,200
7.38%	4,535	5,260,600
Citigroup, Inc., 5.90%(a)(i)	2,210	2,303,925
Credit Agricole SA, 8.13%(a)(b)(i)	5,000	6,037,500
Credit Suisse Group AG, 7.50%(a)(b)(i)	1,865	1,995,550
HSBC Holdings PLC, 6.50%(a)(i)	2,615	2,945,693
JPMorgan Chase & Co.
8.75%, 09/01/30	2,000	2,978,595
Series Q, 5.15%(a)(i)	4,000	4,115,002
Series R, 6.00%(a)(f)(i)	7,408	7,815,440
Series S, 6.75%(a)(f)(i)	9,775	10,728,062
Lloyds Banking Group PLC, 7.50%(a)(i)	8,285	9,611,498
Natwest Group PLC, 8.00%(a)(i)	970	1,145,813
UBS Group AG, 7.00%(a)(b)(f)(i)	7,500	8,182,200

		95,730,038

Electric Utilities — 0.6%
PPL Capital Funding, Inc., Series A, 2.80%, 03/30/67(a)(e)	8,300	8,008,421

Insurance — 1.5%
ACE Capital Trust II, 9.70%, 04/01/30(f)	7,000	10,500,382
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 04/01/27	5,000	5,100,815
MetLife, Inc., 6.40%, 12/15/66	5,000	6,421,765

		22,022,962

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 2.90%, 06/01/67(a)	2,500	2,278,100

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(h)(i)	409	403,888

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	5,804,341

Total Capital Trusts — 14.0%		202,166,175

	Shares

Preferred Stocks — 3.2%

Banks(a)(i) — 2.0%
Citigroup, Inc., Series K, 6.88%	488,320	13,672,960
Wells Fargo & Co., Series Q, 5.85%	550,500	15,056,175

		28,729,135

Capital Markets(a)(i) — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50%	162,450	4,405,644
State Street Corp., Series D, 5.90%	220,495	6,233,394

		10,639,038

Equity Real Estate Investment Trusts (REITs) — 0.1%
Vornado Realty Trust, Series K, 5.70%(i)	50,000	1,251,000

Security	Shares	Value

Interactive Media & Services — 0.4%
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $3,526,645)(c)(d)	32,185	$5,399,251

Total Preferred Stocks — 3.2%		46,018,424

Total Preferred Securities — 17.2% (Cost: $223,077,401)		248,184,599

Total Long-Term Investments — 138.9% (Cost: $1,795,460,069)		2,005,576,825

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(l)(m)	9,506,043	9,506,043

Total Short-Term Securities — 0.6% (Cost: $9,506,043)		9,506,043

Options Purchased — 0.1% (Cost: $1,876,500)		1,360,527

Total Investments Before Options Written — 139.6% (Cost: $1,806,842,612)		2,016,443,395

Options Written — (0.0)% (Premiums Received: $(606,825))		(381,497)

Total Investments, Net of Options Written — 139.6% (Cost: $1,806,235,787)		2,016,061,898

Liabilities in Excess of Other Assets — (39.6)%		(572,061,686)

Net Assets — 100.0%		$1,444,000,212

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,043,741, representing 0.4% of its net assets as of period end, and an original cost of $3,668,675.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	When-issued security.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Perpetual security with no stated maturity date.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$24,122,699	$—	$(14,616,656	)(a)	$—	$—	$9,506,043	9,506,043	$1,529	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.55	%(b)	04/08/21	Open		$5,281,250	$5,295,451	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.28	(b)	04/13/21	Open		3,841,375	3,846,484	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/02/21	Open		513,600	514,171	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/02/21	Open		4,241,013	4,245,731	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.43	(b)	06/02/21	Open		1,082,500	1,084,052	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/02/21	Open		5,693,750	5,702,291	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/02/21	Open		3,078,125	3,082,742	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		3,740,625	3,747,763	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		2,073,945	2,078,439	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/03/21	Open		9,887,500	9,902,208	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		651,758	653,158	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		15,300,495	15,333,370	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		5,772,962	5,778,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		5,652,460	5,657,830	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		4,839,244	4,843,841	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		9,511,500	9,519,933	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		2,075,000	2,076,840	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		2,205,000	2,206,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		6,579,125	6,584,958	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		7,044,375	7,050,621	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		4,261,469	4,265,247	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		7,164,912	7,171,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		7,660,087	7,666,879	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		21,711,780	21,731,031	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		2,892,500	2,895,065	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		7,543,594	7,550,282	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/08/21	Open		3,437,528	3,440,575	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		4,698,750	4,704,702	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		10,273,525	10,286,538	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		3,847,575	3,852,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open		9,371,781	9,380,606	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open		6,824,620	6,831,046	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		17,086,781	17,113,598	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		479,400	480,152	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		7,642,500	7,649,217	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		3,942,256	3,945,721	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		790,149	790,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		6,460,000	6,465,678	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		5,700,000	5,705,010	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		7,537,500	7,544,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		15,750,000	15,763,842	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		8,613,469	8,621,039	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		5,556,937	5,561,821	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		10,390,000	10,399,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		8,819,475	8,827,226	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		15,660,000	15,673,763	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		3,591,000	3,594,156	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.28	%(b)	06/09/21	Open		$14,737,500	$14,750,453	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		9,320,375	9,328,567	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		9,784,462	9,793,062	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		8,370,000	8,377,356	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/10/21	Open		2,696,760	2,700,146	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		5,347,781	5,352,639	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		3,905,000	3,908,547	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		4,987,500	4,992,030	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		6,082,182	6,087,707	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		10,063,494	10,072,635	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		5,075,000	5,079,610	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		1,692,143	1,694,705	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		1,931,250	1,934,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		6,796,875	6,805,654	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		4,212,500	4,217,941	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		5,906,250	5,913,879	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		4,468,750	4,474,522	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.25	(b)	06/30/21	Open		4,389,694	4,392,498	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50	)(b)	07/21/21	Open		562,618	562,063	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.25	(b)	07/27/21	Open		463,529	463,738	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/27/21	Open		8,878,712	8,883,522	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/27/21	Open		1,411,590	1,412,737	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/27/21	Open		3,560,386	3,563,279	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/27/21	Open		1,749,219	1,750,640	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/27/21	Open		2,956,476	2,958,878	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/27/21	Open		3,890,000	3,893,161	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	07/27/21	Open		990,971	992,045	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	07/27/21	Open		2,101,695	2,103,972	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.28	(b)	07/27/21	Open		3,549,431	3,551,226	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.30	(b)	07/27/21	Open		3,632,344	3,634,311	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.30	(b)	07/27/21	Open		3,398,631	3,400,472	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/27/21	Open		4,720,894	4,723,025	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/27/21	Open		4,574,250	4,576,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/27/21	Open		20,482,219	20,491,464	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		2,654,370	2,656,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		3,587,060	3,589,651	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		8,905,200	8,911,631	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		10,865,860	10,873,708	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		2,918,776	2,920,884	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		9,059,400	9,065,943	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		3,191,805	3,194,110	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		2,835,983	2,838,031	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		4,953,406	4,956,007	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		7,102,500	7,106,229	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		5,896,875	5,899,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		963,750	964,256	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		5,733,750	5,736,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		4,509,337	4,511,705	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		5,618,750	5,621,700	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,196,085	1,197,132	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/30/21	Open		6,268,219	6,273,965	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	08/16/21	Open		84,405	84,081	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	08/27/21	Open		305,008	304,194	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/09/21	Open		13,967,460	13,972,581	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	09/13/21	Open		1,118,750	1,118,882	Corporate Bonds	Open/Demand
BNP Paribas S.A.	(0.50	)(b)	09/17/21	Open		565,128	565,018	Corporate Bonds	Open/Demand

						$585,765,548	$586,316,284

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	98	12/21/21	$18,773	$(467,007)

Short Contracts
10-Year U.S. Treasury Note	430	12/21/21	56,639	609,305
10-Year U.S. Ultra Long Treasury Note	68	12/21/21	9,891	158,757
U.S. Long Bond	107	12/21/21	17,067	398,438
5-Year U.S. Treasury Note	121	12/31/21	14,858	87,727

				1,254,227

				$787,220

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
iShares iBoxx $ High Yield Corporate Bond ETF	11,549	10/15/21	USD	86.50	USD	101,042	$306,048
iShares Russell 2000 ETF	2,887	10/15/21	USD	214.00	USD	63,153	848,778

							$1,154,826

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
USD Currency	BNP Paribas SA	11/22/21	CNH 6.60	USD 153,853	$205,701

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
iShares iBoxx $ High Yield Corporate Bond ETF	11,549	10/15/21	USD	84.50	USD	101,042	$(121,265)
iShares Russell 2000 ETF	2,887	10/15/21	USD	200.00	USD	63,153	(209,307)

							$(330,572)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
USD Currency	BNP Paribas SA	11/22/21	CNH 6.75	USD 153,853	$(50,925)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$80,822,398	$1,330,249	$82,152,647
Common Stocks
Oil, Gas & Consumable Fuels	537,888	644,490	—	1,182,378
Corporate Bonds	—	1,632,272,163	1,566,542	1,633,838,705
Floating Rate Loan Interests	—	857,171	—	857,171
Foreign Agency Obligations	—	26,376,625	—	26,376,625
Municipal Bonds	—	12,984,700	—	12,984,700
Preferred Securities
Capital Trusts	—	202,166,175	—	202,166,175
Preferred Stocks	40,619,173	—	5,399,251	46,018,424
Short-Term Securities
Money Market Funds	9,506,043	—	—	9,506,043
Options Purchased
Equity Contracts	1,154,826	—	—	1,154,826
Foreign Currency Exchange Contracts	—	205,701	—	205,701

	$51,817,930	$1,956,329,423	$8,296,042	$2,016,443,395

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,254,227	$—	$—	$1,254,227
Liabilities
Equity Contracts	(330,572)	—	—	(330,572)
Foreign Currency Exchange Contracts	—	(50,925)	—	(50,925)
Interest Rate Contracts	(467,007)	—	—	(467,007)

	$456,648	$(50,925)	$—	$405,723

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $586,316,284 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

CNH	Chinese Yuan

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

21

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Credit Allocation Income Trust (BTZ)

Portfolio Abbreviation (continued)

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	22